UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Family Capital Trust Company
           -----------------------------------------------------
Address:   33 Broad St.
           Boston, MA 02109
           -----------------------------------------------------

Form 13F File Number: 28-06719
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Carolyn B. Bergen
        -------------------------
Title:  CCO
        -------------------------
Phone:  617-896-3638
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Carolyn B. Bergen                   Boston, MA                    10/17/2006
---------------------                   ----------                    ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          124
                                         -----------
Form 13F Information Table Value Total:     $162,656
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFLAC INCORPORATED                              001055102       11     195 SH       SOLE    195         0      0    0
A T & T INC                                     00206R102       44    1590 SH       SOLE    1590        0      0    0
ABBOTT LABS                    COM              002824100     3061   53163 SH       SOLE    52738       0      0  425
ADOBE SYS INC                  COM              00724F101    63209 1601452 SH       SOLE    1601452     0      0    0
AMERICAN EXPRESS CO            COM              025816109     1186   33475 SH       SOLE    32675       0      0  800
AMERIPRISE FINANCIAL           COM              03076C106      141    3680 SH       SOLE    3680        0      0    0
AMERIGAS PARTNERS LP           COM              030975106      114    3750 SH       SOLE    3750        0      0    0
ANADARKO PETE INC              COM              032511107      146    3000 SH       SOLE    3000        0      0    0
APPLE INCORPORATED             COM              037833100       14     126 SH       SOLE    126         0      0    0
ARGAN, INC                     COM              04010E109      489   31580 SH       SOLE    31580       0      0    0
AUTOMATIC DATA PROCESSING      COM              053015103      107    2500 SH       SOLE    2500        0      0    0
BP AMOCO P L C                 SPONSORED ADR    055622104      418    8325 SH       SOLE    8325        0      0    0
BP PRUDHOE BAY ROYALTY TR                       055630107      418    4500 SH       SOLE    4500        0      0    0
BANK OF AMERICA CORP                            060505104       70    2000 SH       SOLE    2000        0      0    0
IPATH DJ AIG AGRI ETN                           06739H206     2788   57895 SH       SOLE    57445       0      0  450
BHP BILLITON LIMITED                            088606108      153    2950 SH       SOLE    2950        0      0    0
BIOMED REALTY TRUST INC                         09063H107       79    3000 SH       SOLE    3000        0      0    0
BLACKROCK MUNIVEST FUND                         09253R105      121   17700          SOLE    17700       0      0    0
BRIDGELINE SOFTWARE                             10807Q205      467  367397 SH       SOLE    367397      0      0    0
BUCKEYE PARTNERS                                118230101      281    7570 SH       SOLE    7570        0      0    0
CVS/CAREMARK                                    126650100     2573   76450 SH       SOLE    75900       0      0  550
CADBURY PLC ADR                                 12721E102     1952   47690 SH       SOLE    47690       0      0    0
CATERPILLAR INC                                 149123101       36     600 SH       SOLE    600         0      0    0
CHESAPEAKE ENERGY CORP                          165167107     1052   29350 SH       SOLE    29050       0      0  300
CHEVRON CORP                                    166764100      330    4000 SH       SOLE    4000        0      0    0
CISCO SYS INC                  COM              17275R102      820   36350 SH       SOLE    36350       0      0    0
COCA COLA CO                   COM              191216100      104    1959 SH       SOLE    1959        0      0    0
COLGATE PALMOLIVE CO           COM              194162103       16     210 SH       SOLE    210         0      0    0
COMPANHIA VALE DO RIO DOC      E                204412209       30    1550 SH       SOLE    1550        0      0    0
CONAGRA FOODS, INC                              205887102       68    3500 SH       SOLE    3500        0      0    0
CONOCOPHILLIPS                                  20825C104     1704   23260 SH       SOLE    23260       0      0    0
CUMMINS INC                                     231021106     1265   28925 SH       SOLE    28625       0      0  300
CURRENCY SHARES CHF ETF                         23129V109     4771   53500 SH       SOLE    52925       0      0  575
DPL INC                                         233293109       12     500 SH       SOLE    500         0      0    0
DREYFUS STRATEGIC MUNS IN      C COM            261932107      115   17000          SOLE    17000       0      0    0
E M C CORP MASS                                 268648102       41    3450 SH       SOLE    3450        0      0    0
EBAY INC                       COM              278642103      919   41100 SH       SOLE    41100       0      0    0
EMERSON ELEC CO                COM              291011104       82    2000 SH       SOLE    2000        0      0    0
ENTERPRISE PRODUCTS LP                          293792107      180    7000 SH       SOLE    7000        0      0    0
EXELON CORP                                     30161N101     1757   28060 SH       SOLE    28060       0      0    0
EXXON MOBIL CORP               COM              30231G102     4603   59277 SH       SOLE    58041       0      0 1236
FISERV INC WISCONSIN                            337738108     2088   44130 SH       SOLE    44130       0      0    0
GENERAL ELEC CO                COM              369604103     3532  138522 SH       SOLE    138522      0      0    0
GENERAL MLS INC                COM              370334104      103    1500 SH       SOLE    1500        0      0    0
GENZYME CORP                   COM              372917104        8     100 SH       SOLE    100         0      0    0
GOLDCORP INC                                    380956409       16     500 SH       SOLE    500         0      0    0
GOLDMAN SACHS                                   38141G104       64     500 SH       SOLE    500         0      0    0
GOOGLE INC                                      38259P508     1550    3838 SH       SOLE    3838        0      0    0
HCP INC                                         40414L109      401    9996 SH       SOLE    9996        0      0    0
HEALTH CARE INDUSTRIES REIT                     42217K106       24     450 SH       SOLE    450         0      0    0
HEWLETT PACKARD CO             COM              428236103      347    7500 SH       SOLE    7500        0      0    0
HIGHWOODS PROPERTIES                            431284108       36    1000 SH       SOLE    1000        0      0    0
HUGOTON ROYALTY TRUST                           444717102      123    4599 SH       SOLE    4599        0      0    0
INTEL CORP                     COM              458140100     2306  123177 SH       SOLE    122277      0      0  900
INTERNATIONAL BUSINESS MACHINE                  459200101     3277   28022 SH       SOLE    27612       0      0  410
IRON MTN INC PA                                 462846106       53    2175 SH       SOLE    2175        0      0    0
ISHARES MSCI SINGAPORE INDEX                    464286673     1766  181335 SH       SOLE    179685      0      0 1650
ISHARES MSCI TAIWAN INDEX                       464286731     1446  133905 SH       SOLE    132505      0      0 1400
ISHARES S&P 500 INDEX FUND                      464287200      782    6690 SH       SOLE    6690        0      0    0
ISHARES S&P GLOBAL TELECOM                      464287275        4      75 SH       SOLE    75          0      0    0
ISHARES S&P GLOBAL HEALTH CARE                  464287325     1104   21893 SH       SOLE    21893       0      0    0
ISHARES LATIN AMERICA ETF                       464287390     1405   36265 SH       SOLE    36265       0      0    0
ISHARES TRUST 1-3 YR TREAS                      464287457    11492  137526 SH       SOLE    135676      0      0 1850
LEHMAN
S & P NORTH AMERICAN TECH                       464287549        7     150 SH       SOLE    150         0      0    0
ISHARES NASDAQ BIOTECHNOLOGY                    464287556      626    7700 SH       SOLE    7700        0      0    0
ISHARES RUSSELL 2000                            464287655       14     200 SH       SOLE    200         0      0    0
ISHARES DOW JONES                               464287812       46     800 SH       SOLE    800         0      0    0
JPMORGAN CHASE & CO                             46625H100      745   15950 SH       SOLE    15950       0      0    0
JOHNSON & JOHNSON              COM              478160104     1523   21982 SH       SOLE    21282       0      0  700
KAYNE ANDERSON MLP INVEST                       486606106       25    1100 SH       SOLE    1100        0      0    0
KINDERMORGAN ENERGY LP                          494550106      352    6766 SH       SOLE    6766        0      0    0
LILLY ELI & CO                 COM              532457108       18     400 SH       SOLE    400         0      0    0
LOWES COMPANIES                                 548661107       81    3400 SH       SOLE    3400        0      0    0
MANULIFE FINANCIAL CORP                         56501R106      116    3164 SH       SOLE    3164        0      0    0
MEDCO HEALTH SOLUTIONS                          58405U102      220    4878 SH       SOLE    4878        0      0    0
MEDTRONIC INC                  COM              585055106     1127   22490 SH       SOLE    22490       0      0    0
MERCK & CO INC                 COM              589331107      965   30594 SH       SOLE    30594       0      0    0
MICROSOFT CORP                 COM              594918104     2282   85550 SH       SOLE    84800       0      0  750
MICROCHIP TECH INC                              595017104        5     185 SH       SOLE    185         0      0    0
MILLIPORE CORP                                  601073109     1847   26854 SH       SOLE    26654       0      0  200
MONSANTO CORP                                   61166W101       62     630 SH       SOLE    630         0      0    0
NATIONAL OILWELL VARCO IN                       637071101       33     650 SH       SOLE    650         0      0    0
NOKIA CORP ADR-S SHS SPON                       654902204       50    2700 SH       SOLE    2700        0      0    0
NOVO NORDISK ADR                                670100205       20     400 SH       SOLE    400         0      0    0
OCCIDENTAL PETROLEUM CORP                       674599105     1365   19375 SH       SOLE    19375       0      0    0
OMEGA HEALTHCARE INVS                           681936100       25    1250 SH       SOLE    1250        0      0    0
PPG INDS INC                   COM              693506107       52     900 SH       SOLE    900         0      0    0
PAYCHEX INC                                     704326107       95    2875 SH       SOLE    2875        0      0    0
PEPSICO INC                    COM              713448108     1373   19259 SH       SOLE    19259       0      0    0
PETROCHINA CO LTD                               71646E100       82     800 SH       SOLE    800         0      0    0
PETROLIO BRASILEIRO ADR                         71654V408     1552   35305 SH       SOLE    35305       0      0    0
PFIZER INC                     COM              717081103     1068   57927 SH       SOLE    56757       0      0 1170
PLAINS ALL AMERICAN PIPELINE                    726503105       43    1078 SH       SOLE    1078        0      0    0
LP
POWERSHARES DYNAMIC ENERG      Y                73935X658        8     400 SH       SOLE    400         0      0    0
POWERSHARES INTERNATIONAL                       73935X716        5     300 SH       SOLE    300         0      0    0
POWERSHARES DYNAMIC BIOTE      CH               73935X856       18    1000 SH       SOLE    1000        0      0    0
PROCTER & GAMBLE CO            COM              742718109     2519   36139 SH       SOLE    36139       0      0    0
SPDR GOLD TRUST                                 78463V107      670    7875 SH       SOLE    7875        0      0    0
SPDR INDEX SH S&P BRIC 40                       78463X798     1075   52590 SH       SOLE    52090       0      0  500
SAN JUAN BASIN ROYALTY TR                       798241105     2214   58225 SH       SOLE    57725       0      0  500
SCHLUMBERGER LTD               COM              806857108     2329   29828 SH       SOLE    29778       0      0   50
SPDRFUND INDUSTRIAL                             81369Y704       92    3000 SH       SOLE    3000        0      0    0
SMITH INTERNATIONAL INC                         832110100       59    1000 SH       SOLE    1000        0      0    0
SOUTHERN CO                                     842587107       45    1200 SH       SOLE    1200        0      0    0
STAPLES INC                    COM              855030102      178    7920 SH       SOLE    7920        0      0    0
STERICYCLE INC                                  858912108      100    1700 SH       SOLE    1700        0      0    0
STRYKER CORP                                    863667101      561    9000 SH       SOLE    9000        0      0    0
SYSCO CORP                     COM              871829107      736   23867 SH       SOLE    23867       0      0    0
TEVA PHARMACEUTICAL IND                         881624209        8     180 SH       SOLE    180         0      0    0
3M CO                                           88579Y101      173    2535 SH       SOLE    2535        0      0    0
TRAVELERS GROUP INC                             89417E109        8     175 SH       SOLE    175         0      0    0
US BANCORP DEL                                  902973304     2674   74225 SH       SOLE    73525       0      0  700
ULTRA PETROLEUM                                 903914109     1337   24165 SH       SOLE    24165       0      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     1179   19625 SH       SOLE    19625       0      0    0
UNITEDHEALTH GROUP INC CO      M                91324P102      203    8000 SH       SOLE    8000        0      0    0
VANGUARD CONSUMER STAPLES      ETF              92204A207       82    1210 SH       SOLE    1210        0      0    0
VANGUARD INFO TECHNOLOGY       ETF              92204A702       65    1400 SH       SOLE    1400        0      0    0
VENTAS INC                                      92276F100      111    2250 SH       SOLE    2250        0      0    0
VORNADO REALTY TRUST                            929042109       64     700 SH       SOLE    700         0      0    0
WAL MART STORES INC            COM              931142103      965   16114 SH       SOLE    16114       0      0    0
WELLS FARGO & CO NEW COM                        949746101      150    4000 SH       SOLE    4000        0      0    0
WEYERHAEUSER CO                COM              962166104      212    3500 SH       SOLE    3500        0      0    0
WYETH                                           983024100      352    9533 SH       SOLE    9533        0      0    0
XTO ENERGY INC                                  98385X106      971   20873 SH       SOLE    20873       0      0    0